SCHWABFUNDS-Registered Trademark-

     SCHWAB
     GOVERNMENT
     CASH RESERVES


               ANNUAL REPORT
                    AND
        AN IMPORTANT NOTICE REGARDING
            DELIVERY OF SHAREHOLDER
                  DOCUMENTS

     Annual Report
     December 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

As permitted by the rule, Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds.-Registered Trademark-

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT WWW.SCHWAB.COM.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

               SCHWABFUNDS-Registered Trademark-

     SCHWAB
     GOVERNMENT
     CASH RESERVES



     Annual Report
     December 31, 1999

SCHWAB GOVERNMENT CASH RESERVES

We're pleased to bring you this report for the Schwab Government Cash Reserves (the fund) for the one-year period ended December 31, 1999. In the following pages, we'll provide you with an overview of the economic events that occurred over the past year and explain how we positioned the fund to respond to these events.

During the reporting period, the fund continued to provide investors with current income combined with stability of capital and liquidity. In addition, it also offered the convenient automatic investment ("sweep") of cash balances in your Schwab Access-TM- account.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
Market Overview                             2
---------------------------------------------
Portfolio Management                        5
---------------------------------------------
Fund Performance and Portfolio
 Composition                                6
---------------------------------------------
Glossary of Terms                           7
---------------------------------------------
Portfolio Highlights                        8
---------------------------------------------
Financial Statements and Notes              9
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

As we begin a new year, I'd like to take this opportunity to reflect on last year's milestones at Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the SchwabFunds-Registered Trademark- Family.

First of all, SchwabFunds assets topped the $100 billion mark in September. With the support of investors like you, SchwabFunds continue to be among the largest and fastest growing fund families in the nation.

Secondly, we added two new products to our SchwabFunds offering in 1999:

- SCHWAB TOTAL STOCK MARKET INDEX FUND-TM- seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index, the broadest measure of U.S. stock market performance. In one single, low-cost investment, fund investors can benefit from exposure to U.S. companies of all types and sizes.

- SCHWAB YIELDPLUS FUND-TM- The fund seeks high current income with minimal changes in share price. It is designed to provide the potential for higher yields than a money fund and lower risk than a longer-term bond fund through a management strategy designed to minimize price fluctuation. Intended for your long-term (over one-year) cash needs, the fund seeks to increase the overall yield potential of the cash portion of your portfolio.

For more information on either of these funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses. Please read it carefully before investing.

I encourage you to take a moment to read this annual report as it is designed to provide timely information about your SchwabFunds investments. You will find information on each fund's total returns and performance, as well as commentary on market conditions provided by the portfolio management team. In the section "What Money Fund Investors Should Know," we've also provided guidelines that can help you reach your goals by establishing--or maintaining--an ongoing investment program.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource which can help you keep track of your funds' performance.

At Schwab our philosophy has always been that a combination of regular investing and diversification is the best strategy over the long term. By investing in SchwabFunds, you've already taken an important step in building a portfolio that can help you meet your future goals. Thank you for your investment in SchwabFunds.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
December 31, 1999

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by real (inflation adjusted) growth in gross domestic product (GDP), continued its lengthy expansion with a strong growth rate of 4.0%--the third consecutive year at 4% or higher. This rate is considered by many economists to be in excess of what the economy can absorb without experiencing inflationary pressures. High levels of consumer spending and business capital investment, as well as rising real wages and strong gains in stock prices, have been the principal factors continuing this lengthy expansion.

The Commerce Department, after revising the GDP benchmark data for the past four decades, has reported stronger growth, higher personal savings and lower inflation than were previously calculated for the 1990s.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GROSS DOMESTIC PRODUCT
QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                         5.0%
Q2 1990                                         1.0%
Q3 1990                                        -0.6%
Q4 1990                                        -3.0%
Q1 1991                                        -1.7%
Q2 1991                                         2.6%
Q3 1991                                         1.3%
Q4 1991                                         2.5%
Q1 1992                                         4.3%
Q2 1992                                         4.0%
Q3 1992                                         3.1%
Q4 1992                                         5.2%
Q1 1993                                        -0.7%
Q2 1993                                         2.1%
Q3 1993                                         1.5%
Q4 1993                                         6.0%
Q1 1994                                         3.6%
Q2 1994                                         5.7%
Q3 1994                                         2.2%
Q4 1994                                         5.1%
Q1 1995                                         1.5%
Q2 1995                                         0.8%
Q3 1995                                         3.2%
Q4 1995                                         3.3%
Q1 1996                                         2.9%
Q2 1996                                         6.9%
Q3 1996                                         2.2%
Q4 1996                                         4.9%
Q1 1997                                         4.9%
Q2 1997                                         5.1%
Q3 1997                                         4.0%
Q4 1997                                         3.1%
Q1 1998                                         6.7%
Q2 1998                                         2.1%
Q3 1998                                         3.8%
Q4 1998                                         5.9%
Q1 1999                                         3.7%
Q2 1999                                         1.9%
Q3 1999                                         5.7%
Q4 1999                                         5.8%
Source: BLOOMBERG L.P.

Concerns in 1998 over the impact of international economic problems were displaced in 1999 by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the low savings rate.

Looking ahead, the availability of increasingly scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens throughout 2000. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the last four years.

UNEMPLOYMENT

December's unemployment rate of 4.1% was the lowest in 29 years. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                  5.4%
Feb-90                  5.3%
Mar-90                  5.2%
Apr-90                  5.4%
May-90                  5.4%
Jun-90                  5.2%
Jul-90                  5.5%
Aug-90                  5.7%
Sep-90                  5.9%
Oct-90                  5.9%
Nov-90                  6.2%
Dec-90                  6.3%
Jan-91                  6.4%
Feb-91                  6.6%
Mar-91                  6.8%
Apr-91                  6.7%
May-91                  6.9%
Jun-91                  6.9%
Jul-91                  6.8%
Aug-91                  6.9%
Sep-91                  6.9%
Oct-91                  7.0%
Nov-91                  7.0%
Dec-91                  7.3%
Jan-92                  7.3%
Feb-92                  7.4%
Mar-92                  7.4%
Apr-92                  7.4%
May-92                  7.6%
Jun-92                  7.8%
Jul-92                  7.7%
Aug-92                  7.6%
Sep-92                  7.6%
Oct-92                  7.3%
Nov-92                  7.4%
Dec-92                  7.4%
Jan-93                  7.3%
Feb-93                  7.1%
Mar-93                  7.0%
Apr-93                  7.1%
May-93                  7.1%
Jun-93                  7.0%
Jul-93                  6.9%
Aug-93                  6.8%
Sep-93                  6.7%
Oct-93                  6.8%
Nov-93                  6.6%
Dec-93                  6.5%
Jan-94                  6.8%
Feb-94                  6.6%
Mar-94                  6.5%
Apr-94                  6.4%
May-94                  6.1%
Jun-94                  6.1%
Jul-94                  6.3%
Aug-94                  6.0%
Sep-94                  5.8%
Oct-94                  5.8%
Nov-94                  5.6%
Dec-94                  5.5%
Jan-95                  5.6%
Feb-95                  5.4%
Mar-95                  5.3%
Apr-95                  5.8%
May-95                  5.8%
Jun-95                  5.6%
Jul-95                  5.6%
Aug-95                  5.7%
Sep-95                  5.6%
Oct-95                  5.5%
Nov-95                  5.7%
Dec-95                  5.6%
Jan-96                  5.6%
Feb-96                  5.5%
Mar-96                  5.6%
Apr-96                  5.5%
May-96                  5.6%
Jun-96                  5.3%
Jul-96                  5.5%
Aug-96                  5.1%
Sep-96                  5.2%
Oct-96                  5.2%
Nov-96                  5.3%
Dec-96                  5.4%
Jan-97                  5.3%
Feb-97                  5.3%
Mar-97                  5.1%
Apr-97                  5.0%
May-97                  4.7%
Jun-97                  5.0%
Jul-97                  4.7%
Aug-97                  4.9%
Sep-97                  4.7%
Oct-97                  4.7%
Nov-97                  4.6%
Dec-97                  4.7%
Jan-98                  4.5%
Feb-98                  4.6%
Mar-98                  4.6%
Apr-98                  4.3%
May-98                  4.3%
Jun-98                  4.5%
Jul-98                  4.5%
Aug-98                  4.5%
Sep-98                  4.5%
Oct-98                  4.5%
Nov-98                  4.4%
Dec-98                  4.3%
Jan-99                  4.3%
Feb-99                  4.4%
Mar-99                  4.2%
Apr-99                  4.3%
May-99                  4.2%
Jun-99                  4.3%
Jul-99                  4.3%
Aug-99                  4.2%
Sep-99                  4.2%
Oct-99                  4.1%
Nov-99                  4.1%
Dec-99                  4.1%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose a modest 2.7% during 1999. Its core rate (which excludes the more volatile food and energy components) rose just 1.9%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.5% for 1999. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.4% for the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION                                  MONTHLY EMPLOYMENT  MONTHLY CONSUMER
                                                           COST INDEX        PRICE INDEX
Jan-90                                                               5.5%              5.2%
Feb-90                                                               5.5%              5.3%
Mar-90                                                               5.5%              5.2%
Apr-90                                                               5.4%              4.7%
May-90                                                               5.4%              4.4%
Jun-90                                                               5.4%              4.7%
Jul-90                                                               5.2%              4.8%
Aug-90                                                               5.2%              5.6%
Sep-90                                                               5.2%              6.2%
Oct-90                                                               4.9%              6.3%
Nov-90                                                               4.9%              6.3%
Dec-90                                                               4.9%              6.1%
Jan-91                                                               4.6%              5.7%
Feb-91                                                               4.6%              5.3%
Mar-91                                                               4.6%              4.9%
Apr-91                                                               4.6%              4.9%
May-91                                                               4.6%              5.0%
Jun-91                                                               4.6%              4.7%
Jul-91                                                               4.3%              4.4%
Aug-91                                                               4.3%              3.8%
Sep-91                                                               4.3%              3.4%
Oct-91                                                               4.3%              2.9%
Nov-91                                                               4.3%              3.0%
Dec-91                                                               4.3%              3.1%
Jan-92                                                               4.0%              2.6%
Feb-92                                                               4.0%              2.8%
Mar-92                                                               4.0%              3.2%
Apr-92                                                               3.6%              3.2%
May-92                                                               3.6%              3.0%
Jun-92                                                               3.6%              3.1%
Jul-92                                                               3.5%              3.2%
Aug-92                                                               3.5%              3.1%
Sep-92                                                               3.5%              3.0%
Oct-92                                                               3.5%              3.2%
Nov-92                                                               3.5%              3.0%
Dec-92                                                               3.5%              2.9%
Jan-93                                                               3.5%              3.3%
Feb-93                                                               3.5%              3.2%
Mar-93                                                               3.5%              3.1%
Apr-93                                                               3.6%              3.2%
May-93                                                               3.6%              3.2%
Jun-93                                                               3.6%              3.0%
Jul-93                                                               3.6%              2.8%
Aug-93                                                               3.6%              2.8%
Sep-93                                                               3.6%              2.7%
Oct-93                                                               3.5%              2.8%
Nov-93                                                               3.5%              2.7%
Dec-93                                                               3.5%              2.7%
Jan-94                                                               3.2%              2.5%
Feb-94                                                               3.2%              2.5%
Mar-94                                                               3.2%              2.5%
Apr-94                                                               3.2%              2.4%
May-94                                                               3.2%              2.3%
Jun-94                                                               3.2%              2.5%
Jul-94                                                               3.2%              2.8%
Aug-94                                                               3.2%              2.9%
Sep-94                                                               3.2%              3.0%
Oct-94                                                               3.0%              2.6%
Nov-94                                                               3.0%              2.7%
Dec-94                                                               3.0%              2.7%
Jan-95                                                               2.9%              2.8%
Feb-95                                                               2.9%              2.9%
Mar-95                                                               2.9%              2.9%
Apr-95                                                               2.9%              3.1%
May-95                                                               2.9%              3.2%
Jun-95                                                               2.9%              3.0%
Jul-95                                                               2.7%              2.8%
Aug-95                                                               2.7%              2.6%
Sep-95                                                               2.7%              2.5%
Oct-95                                                               2.7%              2.8%
Nov-95                                                               2.7%              2.6%
Dec-95                                                               2.7%              2.5%
Jan-96                                                               2.8%              2.7%
Feb-96                                                               2.8%              2.7%
Mar-96                                                               2.8%              2.8%
Apr-96                                                               2.9%              2.9%
May-96                                                               2.9%              2.9%
Jun-96                                                               2.9%              2.8%
Jul-96                                                               2.8%              3.0%
Aug-96                                                               2.8%              2.9%
Sep-96                                                               2.8%              3.0%
Oct-96                                                               2.9%              3.0%
Nov-96                                                               2.9%              3.3%
Dec-96                                                               2.9%              3.3%
Jan-97                                                               2.9%              3.0%
Feb-97                                                               2.9%              3.0%
Mar-97                                                               2.9%              2.8%
Apr-97                                                               2.8%              2.5%
May-97                                                               2.8%              2.2%
Jun-97                                                               2.8%              2.3%
Jul-97                                                               3.0%              2.2%
Aug-97                                                               3.0%              2.2%
Sep-97                                                               3.0%              2.2%
Oct-97                                                               3.3%              2.1%
Nov-97                                                               3.3%              1.8%
Dec-97                                                               3.3%              1.7%
Jan-98                                                               3.3%              1.6%
Feb-98                                                               3.3%              1.4%
Mar-98                                                               3.3%              1.4%
Apr-98                                                               3.5%              1.4%
May-98                                                               3.5%              1.7%
Jun-98                                                               3.5%              1.7%
Jul-98                                                               3.7%              1.7%
Aug-98                                                               3.7%              1.6%
Sep-98                                                               3.7%              1.5%
Oct-98                                                               3.4%              1.5%
Nov-98                                                               3.4%              1.5%
Dec-98                                                               3.4%              1.6%
Jan-99                                                               3.0%              1.7%
Feb-99                                                               3.0%              1.6%
Mar-99                                                               3.0%              1.7%
Apr-99                                                               3.2%              2.3%
May-99                                                               3.2%              2.1%
Jun-99                                                               3.2%              2.0%
Jul-99                                                               3.1%              2.1%
Aug-99                                                               3.1%              2.3%
Sep-99                                                               3.1%              2.6%
Oct-99                                                               3.4%              2.6%
Nov-99                                                               3.4%              2.6%
Dec-99                                                               3.4%              2.7%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of accelerating core inflation, the Federal Reserve (Fed) has expressed concern that if labor markets continue to tighten, increases in wages could outpace productivity growth. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at 2.9% during 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE                MSCE-EAFE INDEX    RUSSELL 2000 INDEX             S&P 500 INDEX  LEHMAN AGGREGATE BOND INDEX
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
Dec-98                                          $1.0000               $1.0000                   $1.0000                      $1.0000
Jan-99                                          $0.9970               $1.0418                   $1.0133                      $1.0071
Feb-99                                          $0.9733               $1.0094                   $0.9312                      $0.9895
Mar-99                                          $1.0139               $1.0498                   $0.9457                      $0.9949
Apr-99                                          $1.0549               $1.0904                   $1.0305                      $0.9981
May-99                                          $1.0006               $1.0647                   $1.0455                      $0.9893
Jun-99                                          $1.0396               $1.1238                   $1.0928                      $0.9862
Jul-99                                          $1.0705               $1.0887                   $1.0628                      $0.9820
Aug-99                                          $1.0710               $1.0833                   $1.0235                      $0.9815
Sep-99                                          $1.0818               $1.0536                   $1.0237                      $0.9929
Oct-99                                          $1.1224               $1.1203                   $1.0279                      $0.9966
Nov-99                                          $1.1614               $1.1430                   $1.0893                      $0.9965
Dec-99                                          $1.2656               $1.2104                   $1.2126                      $0.9917

COMPILED BY CHARLES SCHWAB & CO., INC.

For the first time since 1994, international stocks outperformed domestic large-cap stocks. Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI EAFE Index, achieved a total return of 26.96% for 1999 versus 21.04% for the S&P 500 Index. Within the S&P 500, growth stocks in general, and technology growth stocks in particular, continued to be the strongest performing style for the period. Small-cap stocks, as represented by the Russell 2000 Index, also experienced a positive return of 21.26% for the year.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were (0.82)% for the year.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate-term rates continued to climb upward during the reporting period. The primary drivers of this upward trend were scaled back concerns about the impact of international economic problems and continued strong growth of the domestic economy, which shows no immediate signs of slowing.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS

                                            30-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/1/1999                                                          5.10%                          4.54%
1/8/1999                                                          5.27%                          4.73%
1/15/1999                                                         5.11%                          4.55%
1/22/1999                                                         5.08%                          4.52%
1/29/1999                                                         5.09%                          4.55%
2/5/1999                                                          5.35%                          4.86%
2/12/1999                                                         5.42%                          4.96%
2/19/1999                                                         5.39%                          4.99%
2/26/1999                                                         5.58%                          5.22%
3/5/1999                                                          5.60%                          5.22%
3/12/1999                                                         5.53%                          5.06%
3/19/1999                                                         5.56%                          5.08%
3/26/1999                                                         5.59%                          5.08%
4/2/1999                                                          5.46%                          4.96%
4/9/1999                                                          5.46%                          4.96%
4/16/1999                                                         5.57%                          5.11%
4/23/1999                                                         5.60%                          5.14%
4/30/1999                                                         5.66%                          5.21%
5/7/1999                                                          5.81%                          5.37%
5/14/1999                                                         5.92%                          5.50%
5/21/1999                                                         5.75%                          5.43%
5/28/1999                                                         5.83%                          5.58%
6/4/1999                                                          5.96%                          5.73%
6/11/1999                                                         6.16%                          5.91%
6/18/1999                                                         5.97%                          5.73%
6/25/1999                                                         6.15%                          5.89%
7/2/1999                                                          6.00%                          5.69%
7/9/1999                                                          6.00%                          5.69%
7/16/1999                                                         5.88%                          5.55%
7/23/1999                                                         6.03%                          5.69%
7/30/1999                                                         6.10%                          5.79%
8/6/1999                                                          6.18%                          5.91%
8/13/1999                                                         6.10%                          5.86%
8/20/1999                                                         5.99%                          5.77%
8/27/1999                                                         5.98%                          5.77%
9/3/1999                                                          6.02%                          5.77%
9/10/1999                                                         6.04%                          5.78%
9/17/1999                                                         6.06%                          5.75%
9/24/1999                                                         5.97%                          5.66%
10/1/1999                                                         6.13%                          5.86%
10/8/1999                                                         6.20%                          5.95%
10/15/1999                                                        6.26%                          5.97%
10/22/1999                                                        6.35%                          6.10%
10/29/1999                                                        6.16%                          5.95%
11/5/1999                                                         6.06%                          5.86%
11/12/1999                                                        6.04%                          5.86%
11/19/1999                                                        6.16%                          5.99%
11/26/1999                                                        6.23%                          6.05%
12/3/1999                                                         6.25%                          6.07%
12/10/1999                                                        6.17%                          5.98%
12/17/1999                                                        6.37%                          6.19%
12/24/1999                                                        6.49%                          6.31%
12/31/1999                                                        6.48%                          6.34%
Source: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased approximately 1% during 1999. Until the April CPI report, the economy demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications that the Fed would move to change short-term rates. Following the unexpectedly high April CPI report, the Fed adopted a "tightening" bias in May, followed by a 0.25% increase in the Federal Funds Rate at the June meeting.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999 YIELDS ON 90-DAY COMMERCIAL PAPER
AND THREE-MONTH TREASURY BILLS

                                        THREE MONTH TREASURY BILL  90-DAY COMMERCIAL PAPER
1/1/1999                                                    4.46%                    4.78%
1/8/1999                                                    4.48%                    4.75%
1/15/1999                                                   4.43%                    4.76%
1/22/1999                                                   4.34%                    4.76%
1/29/1999                                                   4.45%                    4.75%
2/5/1999                                                    4.49%                    4.76%
2/12/1999                                                   4.52%                    4.78%
2/19/1999                                                   4.56%                    4.80%
2/26/1999                                                   4.67%                    4.81%
3/5/1999                                                    4.60%                    4.83%
3/12/1999                                                   4.59%                    4.81%
3/19/1999                                                   4.49%                    4.81%
3/26/1999                                                   4.49%                    4.81%
4/2/1999                                                    4.39%                    4.82%
4/9/1999                                                    4.35%                    4.80%
4/16/1999                                                   4.31%                    4.79%
4/23/1999                                                   4.41%                    4.78%
4/30/1999                                                   4.54%                    4.77%
5/7/1999                                                    4.60%                    4.79%
5/14/1999                                                   4.65%                    4.79%
5/21/1999                                                   4.58%                    4.83%
5/28/1999                                                   4.64%                    4.84%
6/4/1999                                                    4.54%                    4.87%
6/11/1999                                                   4.73%                    4.90%
6/18/1999                                                   4.65%                    5.00%
6/25/1999                                                   4.79%                    5.03%
7/2/1999                                                    4.67%                    5.13%
7/9/1999                                                    4.68%                    5.11%
7/16/1999                                                   4.66%                    5.10%
7/23/1999                                                   4.66%                    5.11%
7/30/1999                                                   4.75%                    5.12%
8/6/1999                                                    4.80%                    5.18%
8/13/1999                                                   4.71%                    5.24%
8/20/1999                                                   4.83%                    5.27%
8/27/1999                                                   4.99%                    5.30%
9/3/1999                                                    4.91%                    5.31%
9/10/1999                                                   4.73%                    5.31%
9/17/1999                                                   4.65%                    5.33%
9/24/1999                                                   4.78%                    5.33%
10/1/1999                                                   4.86%                    5.30%
10/8/1999                                                   4.79%                    5.90%
10/15/1999                                                  5.05%                    5.87%
10/22/1999                                                  5.05%                    5.96%
10/29/1999                                                  5.09%                    5.90%
11/5/1999                                                   5.12%                    5.88%
11/12/1999                                                  5.22%                    5.78%
11/19/1999                                                  5.22%                    5.79%
11/26/1999                                                  5.29%                    5.78%
12/3/1999                                                   5.25%                    5.83%
12/10/1999                                                  5.28%                    5.84%
12/17/1999                                                  5.44%                    5.89%
12/24/1999                                                  5.45%                    6.00%
12/31/1999                                                  5.33%                    5.78%
Source: BLOOMBERG L.P.

Throughout the remainder of the year, the Fed continued to express concern about the potential for a buildup of inflationary imbalances that could undermine the favorable performance of the economy. The Fed raised the Federal Funds Rate by 0.25% two additional times in August and November. The target Federal Funds Rate was 5.50% at the end of the reporting period and there was a widespread expectation by most economists that the Fed may adopt further rate increases during 2000.

  This market overview has been provided by the portfolio management team.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Cash Reserves, Schwab Government Money Fund, and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB GOVERNMENT CASH RESERVES

YIELD SUMMARY AS OF 12/31/99(1)

-------------------------------------------------------------------
Seven-Day Yield                                       4.67%
-------------------------------------------------------------------
Seven-Day Effective Yield                             4.78%
-------------------------------------------------------------------

Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab Government Cash Reserves invests exclusively in short-term U.S. government securities and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 1999, and is not indicative of the holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF FUND INVESTMENTS
as of 12/31/99
U.S. Government Securities             80.1%
Repurchase Agreements                  19.9%

(1) A portion of the fund's fees was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day and seven-day effective yields for the fund would have been 4.62% and 4.73%, respectively.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

-------------------------------------------
Last seven days                       4.67%
-------------------------------------------
Last three months                     4.61%
-------------------------------------------
Last 12 months                        4.19%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                13.9%     23.4%     31.6%     22.9%
-------------------------------------------------------------
16-30 days               21.0%      7.0%      3.8%     14.5%
-------------------------------------------------------------
31-60 days               49.9%     30.8%     17.0%     31.5%
-------------------------------------------------------------
61-90 days                8.3%     30.9%     12.4%     14.0%
-------------------------------------------------------------
91-120 days               0.0%      4.1%     15.2%      5.0%
-------------------------------------------------------------
More than 120 days        6.9%      3.8%     20.0%     12.1%
-------------------------------------------------------------
Weighted average       48 days   51 days   64 days   55 days
-------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999

                                                             Par          Value
                                                             ---          -----

U.S. GOVERNMENT SECURITIES -- 80.1%
COUPON NOTES -- 1.3%
Federal Home Loan Bank
   4.95%, 02/17/00                                       $   520       $    520
Federal National Mortgage Association
   5.90%, 12/01/00                                         1,000            997
   5.92%, 12/07/00                                         1,000            998
                                                                       --------
                                                                          2,515
                                                                       --------
DISCOUNT NOTES -- 78.8%
Federal Home Loan Bank
   5.83%, 01/21/00                                         1,000            997
   5.60%, 02/01/00                                         1,500          1,493
   5.63%, 02/18/00                                         1,108          1,100
   5.62%, 02/22/00                                         3,000          2,976
   5.61%, 02/25/00                                         3,000          2,975
Federal Home Loan Mortgage Corporation
   5.65%, 01/12/00                                         2,000          1,997
   5.64%, 01/14/00                                         1,844          1,840
   5.65%, 01/14/00                                         2,000          1,996
   5.31%, 01/19/00                                         1,000            997
   5.57%, 01/19/00                                         2,000          1,995
   5.66%, 01/19/00                                         2,000          1,994
   5.65%, 01/20/00                                         1,920          1,914
   5.35%, 01/27/00                                         1,000            996
   5.60%, 02/01/00                                         1,000            995
   5.69%, 02/01/00                                         2,000          1,990
   5.62%, 02/02/00                                         1,031          1,026
   5.64%, 02/02/00                                         1,000            995
   5.65%, 02/02/00                                         1,000            995
   5.57%, 02/03/00                                         1,550          1,542
   5.61%, 02/03/00                                         2,000          1,990
   5.63%, 02/07/00                                         1,000            994
   5.61%, 02/09/00                                         1,000            994
   5.67%, 02/09/00                                         1,000            994
   5.66%, 02/10/00                                         1,777          1,766
   5.86%, 02/10/00                                         2,000          1,987
   5.68%, 02/11/00                                         2,900          2,881
   5.69%, 02/11/00                                         1,400          1,391
   5.70%, 02/18/00                                         2,753          2,732
   5.86%, 02/22/00                                         1,200          1,190
   5.68%, 02/23/00                                         1,647          1,633
   5.61%, 02/24/00                                         1,000            992
   5.86%, 02/24/00                                         1,008            999
   5.68%, 03/01/00                                         1,000            991
   5.59%, 03/09/00                                         2,000          1,979
   5.68%, 03/09/00                                         1,000            990

                                                             Par          Value
                                                             ---          -----
   5.76%, 03/09/00                                       $ 1,445       $  1,430
   5.92%, 03/15/00                                         1,000            988
   5.73%, 03/16/00                                         2,000          1,977
   5.69%, 03/23/00                                         2,000          1,975
   5.73%, 03/23/00                                         1,046          1,033
   5.72%, 03/28/00                                         3,000          2,959
   5.95%, 04/14/00                                         1,575          1,548
   5.96%, 06/02/00                                         1,000            975
   5.92%, 06/27/00                                         2,000          1,943
   5.73%, 06/29/00                                         2,000          1,945
   5.70%, 07/28/00                                         1,000            969
Federal National Mortgage Association
   5.59%, 01/18/00                                         1,000            997
   5.62%, 01/18/00                                         2,000          1,995
   5.67%, 01/18/00                                         1,000            997
   5.70%, 01/18/00                                         1,600          1,596
   5.48%, 01/20/00                                         1,085          1,082
   5.69%, 01/20/00                                         3,000          2,991
   5.34%, 01/21/00                                         1,360          1,356
   5.57%, 01/21/00                                         1,392          1,388
   5.68%, 01/21/00                                         1,000            997
   5.38%, 01/24/00                                         2,000          1,993
   5.39%, 01/24/00                                         2,395          2,387
   5.62%, 01/28/00                                         2,000          1,992
   5.55%, 02/02/00                                         2,000          1,990
   5.63%, 02/02/00                                         2,000          1,990
   5.63%, 02/03/00                                         2,340          2,328
   5.61%, 02/04/00                                         2,958          2,943
   5.57%, 02/07/00                                         1,000            994
   5.58%, 02/07/00                                         1,275          1,268
   5.62%, 02/09/00                                         2,000          1,988
   5.66%, 02/10/00                                         1,000            994
   5.67%, 02/14/00                                         2,000          1,986
   5.62%, 02/15/00                                         1,000            993
   5.60%, 02/17/00                                         2,000          1,986
   5.63%, 02/17/00                                         1,835          1,822
   5.66%, 02/25/00                                         2,000          1,983
   5.71%, 02/25/00                                         2,000          1,983
   5.80%, 03/02/00                                         1,178          1,167
   5.67%, 03/07/00                                         1,300          1,287
   5.75%, 03/09/00                                         1,076          1,065
   5.79%, 03/09/00                                         2,000          1,978
   5.60%, 03/10/00                                         2,000          1,979
   5.66%, 03/15/00                                         1,251          1,237
   5.92%, 03/16/00                                         1,860          1,837
   5.95%, 03/23/00                                         3,000          2,960
   5.73%, 04/06/00                                         1,175          1,157
   5.76%, 04/17/00                                         2,000          1,967

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                                             Par          Value
                                                             ---          -----
   5.75%, 04/20/00                                       $ 2,000       $  1,966
   5.76%, 04/20/00                                         1,364          1,341
   5.73%, 04/24/00                                         2,000          1,965
   5.75%, 05/03/00                                         1,000            981
   5.79%, 05/05/00                                         1,549          1,519
   5.78%, 05/17/00                                         2,000          1,957
   5.70%, 05/18/00                                         1,000            979
   5.78%, 05/18/00                                         1,861          1,821
   5.98%, 05/23/00                                         1,586          1,549
   5.99%, 05/25/00                                         1,470          1,435
   5.93%, 06/01/00                                         2,000          1,951
   5.91%, 06/29/00                                         2,000          1,943
   5.84%, 07/21/00                                         2,000          1,937
                                                                       --------
                                                                        156,055
                                                                       --------
TOTAL U.S. GOVERNMENT SECURITIES
 (Cost $158,570)                                                        158,570
                                                                       --------

                                                        Maturity
                                                          Value          Value
                                                        --------         -----
REPURCHASE AGREEMENT -- 20.0% (A)
Credit Suisse First Boston Corp. Tri Party
  Repurchase Agreement
   5.00% Issue 12/31/99
         Due   01/03/00                                  $34,480       $ 34,466
Salomon Smith Barney, Inc. Tri Party
  Repurchase Agreement
   5.90% Issue 12/21/99
         Due   01/04/00                                    5,011          5,000
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
 (Cost $39,466)                                                          39,466
                                                                       --------
TOTAL INVESTMENTS -- 100.1%
 (Cost $198,036)                                                        198,036
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
  Other assets                                                              118
  Liabilities                                                              (277)
                                                                       --------
                                                                           (159)
                                                                       --------
TOTAL NET ASSETS -- 100%                                               $197,877
                                                                       ========

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 1999

Yields shown are effective yields at the time of purchase, except for U.S. government coupon notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Repurchase agreements' due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to to seven day putable demand features for liquidity purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1999

ASSETS
Investments, at value (Cost: $198,036)                                 $198,036
Interest receivables                                                         33
Prepaid expenses                                                             85
                                                                       --------
     Total assets                                                       198,154
                                                                       --------
LIABILITIES
Payables:
   Dividends                                                                 64
   Investment advisory and administration fees                              114
   Transfer agency and shareholder service fees                              16
Other liabilities                                                            83
                                                                       --------
     Total liabilities                                                      277
                                                                       --------
Net assets applicable to outstanding shares                            $197,877
                                                                       ========
NET ASSETS CONSIST OF:
Paid-in capital                                                        $197,878
Accumulated net realized loss on investments sold                            (1)
                                                                       --------
                                                                       $197,877
                                                                       ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                        197,878
Net asset value, offering and redemption price per share                  $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1999

Interest income                                                          $4,264
                                                                         ------
Expenses:
   Investment advisory and administration fees                              316
   Transfer agency and shareholder service fees                             363
   Transaction service fees                                                  66
   Custodian and portfolio accounting fees                                   57
   Registration fees                                                         21
   Professional fees                                                         18
   Shareholder reports                                                       25
   Trustees' fees                                                             6
   Other expenses                                                             5
                                                                         ------
                                                                            877
Less: expenses reduced (see Note 4)                                        (111)
                                                                         ------

       Net expenses incurred by fund                                        766
                                                                         ------
Net investment income                                                     3,498
                                                                         ------
Increase in net assets resulting from operations                         $3,498
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the period ended December 31,
                                                           1999         1998 1
                                                         ---------     --------
Operations:
   Net investment income                                 $   3,498     $    297
   Net realized loss on investments sold                        --           (1)
                                                         ---------     --------

   Increase in net assets resulting from operations          3,498          296
                                                         ---------     --------
Dividends to shareholders from net investment
   income (see Note 2):                                     (3,498)        (297)
                                                         ---------     --------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                             1,075,198      103,720
   Net asset value of shares issued in
      reinvestment of dividends                              3,411          175
   Payments for shares redeemed                           (905,988)     (78,638)
                                                         ---------     --------
   Increase in net assets from capital
      share transactions                                   172,621       25,257
                                                         ---------     --------
Total increase in net assets                               172,621       25,256
Net assets:
   Beginning of period                                      25,256           --
                                                         ---------     --------
   End of period                                         $ 197,877     $ 25,256
                                                         =========     ========

1 For the period from April 1, 1998 (commencement of operations) to December 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              13

SCHWAB GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                            1/1/99-    4/1/98-
                                                           12/31/99   12/31/98
PER SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                         1.00       1.00
                                                               ---------------
From investment operations:

   NET INVESTMENT INCOME                                       0.04       0.03
                                                               ---------------
   Total from investment operations                            0.04       0.03
Less distributions:
   Dividends from net investment income                       (0.04)     (0.03)
                                                               ---------------
   Total distributions                                        (0.04)     (0.03)
                                                               ---------------
NET ASSET VALUE AT END OF PERIOD                               1.00       1.00
                                                               ---------------
Total return (%)                                               4.28       3.46 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets          0.95       0.95 2
Reductions reflected in above expense ratio                    0.14       0.77 2
Ratio of net investment income to average net assets           4.34       4.41 2
Net assets, end of period ($ x 1,000)                       197,877     25,256

1   Not annualized.
2   Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1999
(All dollar amounts are in thousands unless otherwise noted.)

1. DESCRIPTION OF THE FUND

Schwab Government Cash Reserves (the "fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and Schwab Retirement Money Fund.(REGISTRATION MARK) The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

At December 31, 1999, the fund had $1 of unused capital loss carryforward for federal income tax purposes, expiring on 12/31/07.
                                                                              15

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The fund has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999 the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of the fund's average daily net assets for transfer agency services and 0.20% for shareholder services.

TRANSACTION SERVICES AGREEMENT -- The fund has a transaction services agreement with Schwab. For services under this agreement, Schwab receives a monthly fee based on the number and type of transaction services provided by Schwab.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The fund incurred fees aggregating $6 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab agree that the fund's total operating expenses will not exceed 0.95% of the fund's average daily net assets, after reductions. For the purpose of this voluntary agreement, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1999, the total of such reductions by the investment adviser was $111.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Government Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
February 4, 2000

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value
Advantage Investments.-Registered Trademark-

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3856-2 (2/00)